Provisions (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions
Beginning balance		₩ 30,631,005	₩ 28,535,169
Provisions for employment benefits
Increase in provision		6,552,333	5,880,941
Payment		(3,658,498)	(3,011,445)
Reversal of unused amount		(474,473)	(703,663)
Others		(16,424)	(69,997)
Ending balance		33,033,943	30,631,005
Current provisions		4,170,243	2,793,971
Non-current provisions		28,863,700	27,837,034
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance		1,093,625	999,691
Provisions for employment benefits
Increase in provision		1,364,058	1,226,957
Payment		(1,301,555)	(1,127,746)
Reversal of unused amount		(11,079)	(5,379)
Others		0	102
Ending balance		1,145,049	1,093,625
Current provisions		1,145,049	1,093,625
Non-current provisions		0	0
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance		488,421	177,018
Provisions for employment benefits
Increase in provision		44,700	373,328
Payment		(167,170)	(26,040)
Reversal of unused amount		(13,638)	(35,885)
Others		14	0
Ending balance		352,327	488,421
Current provisions		10,114	9,350
Non-current provisions		342,213	479,071
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance		23,272,373	21,646,887
Provisions for employment benefits
Increase in provision		1,005,286	1,692,508
Payment		(63,355)	(66,971)
Reversal of unused amount		(37,407)	0
Others		0	(51)
Ending balance		24,176,897	23,272,373
Current provisions		55,874	79,501
Non-current provisions		24,121,023	23,192,872
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance		2,923,745	2,925,734
Provisions for employment benefits
Increase in provision		578,601	842,753
Payment		(411,377)	(463,388)
Reversal of unused amount		(345,625)	(381,354)
Others		0	0
Ending balance		2,745,344	2,923,745
Current provisions		700,694	799,384
Non-current provisions		2,044,650	2,124,361
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance		1,761,791	1,908,085
Provisions for employment benefits
Increase in provision		108,910	113,342
Payment		(56,879)	(56,907)
Reversal of unused amount		(41,777)	(202,729)
Others		0	0
Ending balance		1,772,045	1,761,791
Current provisions		72,616	84,485
Non-current provisions		1,699,429	1,677,306
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance		39,389	57,944
Provisions for employment benefits
Increase in provision		1,144	7,049
Payment		(19,958)	(25,604)
Reversal of unused amount		(6,502)	0
Others		0	0
Ending balance		14,073	39,389
Current provisions		0	0
Non-current provisions		14,073	39,389
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance		50,407	36,082
Provisions for employment benefits
Increase in provision		18,963	4,479
Payment		(1,290)	(879)
Reversal of unused amount		(280)	0
Others		(11,957)	10,725
Ending balance		55,843	50,407
Current provisions		0	0
Non-current provisions		55,843	50,407
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance		130,256	130,034
Provisions for employment benefits
Increase in provision		59,769	55,761
Payment		(57,207)	(55,539)
Reversal of unused amount		0	0
Others		0	0
Ending balance		132,818	130,256
Current provisions		132,818	130,256
Non-current provisions		0	0
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance		302,631	256,006
Provisions for employment benefits
Increase in provision		212,701	202,882
Payment		(170,508)	(156,257)
Reversal of unused amount		0	0
Others		0	0
Ending balance		344,824	302,631
Current provisions	[1]	344,824	302,631
Non-current provisions	[1]	0	0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance		30,924	49,992
Provisions for employment benefits
Increase in provision		45,864	11,347
Payment		(22,553)	(25,723)
Reversal of unused amount		(3,347)	(5,086)
Others		(179)	394
Ending balance		50,709	30,924
Current provisions		21,815	26,440
Non-current provisions		28,894	4,484
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance		0	36,074
Provisions for employment benefits
Increase in provision		1,107,704	891,143
Payment		(1,101,002)	(862,039)
Reversal of unused amount		(6,702)	(65,178)
Others		0	0
Ending balance		0	0
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance		156,463	18,672
Provisions for employment benefits
Increase in provision		247,135	164,438
Payment		(241,024)	(17,659)
Reversal of unused amount		(7,204)	(5,611)
Others		(4,183)	(3,377)
Ending balance		151,187	156,463
Current provisions		151,187	156,463
Non-current provisions		0	0
Provision for onerous contracts
Reconciliation of changes in other provisions
Beginning balance		1,767	2,733
Provisions for employment benefits
Increase in provision		1,448,691	348
Payment		0	0
Reversal of unused amount		(765)	(1,314)
Others		0	0
Ending balance		1,449,693	1,767
Current provisions	[2]	1,448,037	434
Non-current provisions	[2]	1,656	1,333
Others
Reconciliation of changes in other provisions
Beginning balance		379,213	290,217
Provisions for employment benefits
Increase in provision		308,807	294,606
Payment		(44,620)	(126,693)
Reversal of unused amount		(147)	(1,127)
Others		(119)	(77,790)
Ending balance		643,134	379,213
Current provisions		87,215	111,402
Non-current provisions		₩ 555,919	₩ 267,811

[1]	The Company recognized reimbursement assets of ￦46,444 million and ￦46,069 million as of December 31, 2024 and 2025, respectively, in connection with the provisions for support projects for areas adjacent to transmission and substation facilities.
[2]	The Company recognized provisions for onerous contracts for those construction contracts where the total estimated contract costs exceed the total contract revenue. Detailed information regarding construction contracts is described in Note 20.